Acquisitions (Schedule of Purchase Price Allocation) (Details) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2013	May 15, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 05, 2013
Business Acquisition [Line Items]
contingent consideration maximum							$ 11,000,000
CyberCoders [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets								915,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets								11,329,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill								37,860,000
Business Acquisition, Effective Date of Acquisition	Dec. 05, 2013
Business Acquisition, Name of Acquired Entity	CyberCoders Holdings, Inc
Business Acquisition, Description of Acquired Entity	a provider of permanent placement services headquartered in Irvine, California.
Business Combination, Reason for Business Combination	The primary reason for the acquisition was to expand the Company's permanent placement services.
Business Combination, Consideration Transferred	96,600,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment								3,327,000
BusinessCombinationRecognizedGoodwill								69,018,000
Goodwill, Acquired During Period		69,018,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets								122,449,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities								9,022,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other								16,839,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities								25,861,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net								96,588,000
Business Acquisition, Cost of Acquired Entity, Cash Paid	93,600,000
Business Acquisition Contingent Consideration At Fair Value Accrued Earn-Out	3,000,000
contingent consideration maximum								11,000,000
Business Combination, Acquisition Related Costs		1,500,000
Whitaker [Member]
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition			Dec. 02, 2013
Business Acquisition, Name of Acquired Entity			Whitaker Medical, LLC
Business Acquisition, Description of Acquired Entity			a provider of physician staffing services headquartered in Houston, Texas
Apex Systems
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets				494,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets				172,042,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill				251,555,000
Business Acquisition, Effective Date of Acquisition				May 15, 2012
Business Acquisition, Name of Acquired Entity				Apex Systems, Inc.
Business Acquisition, Description of Acquired Entity				a privately-owned provider of information technology staffing headquartered in Richmond, Virginia.
Business Combination, Reason for Business Combination				The primary reason for the acquisition was to expand the Company's information technology staffing services.
Business Combination, Consideration Transferred				610,800,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment				902,000
BusinessCombinationRecognizedGoodwill				264,590,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets				689,583,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities				77,905,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other				850,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities				78,755,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net				610,828,000
Business Acquisition, Cost of Acquired Entity, Cash Paid				385,000,000	300,000
Business Combination, Acquisition Related Costs						9,800,000
Contractor Relations [Member] | CyberCoders [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill								4,000,000
Contractor Relations [Member] | Apex Systems
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill				10,589,000
Customer Relationships [Member] | CyberCoders [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill								860,000
Customer Relationships [Member] | Apex Systems
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill				92,147,000
Noncompete Agreements [Member] | CyberCoders [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill								800,000
Noncompete Agreements [Member] | Apex Systems
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill				2,076,000
Software [Member] | CyberCoders [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill								18,900,000
Trademarks [Member] | CyberCoders [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill								13,300,000
Trademarks [Member] | Apex Systems
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill				$ 146,743,000